CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Earnings/(loss)	CAD 2,309	CAD (159)	CAD 1,608
Earnings from discontinued operations			(46)
Depreciation and amortization	2,240	2,024	1,577
Deferred income taxes (Note 25)	43	7	587
Changes in unrealized (gains)/loss on derivative instruments, net	(509)	2,373	(96)
Cash distributions in excess of equity earnings	171	244	196
Impairment	1,620	536	18
Gains on dispositions (Note 27)	(848)	(94)	(38)
Hedge ineffectiveness	61	(20)	210
Inventory revaluation allowance	245	410	174
Unrealized (gains)/loss on intercompany loan	43	(131)	(16)
Other	198	69	131
Changes in environmental liabilities, net of recoveries	(4)	(43)	(78)
Changes in operating assets and liabilities (Note 29)	(358)	(645)	(1,699)
Cash provided by continuing operations	5,211	4,571	2,528
Cash provided by discontinued operations			19
Net operating activities	5,211	4,571	2,547
Investing activities
Additions to property, plant and equipment	(5,128)	(7,273)	(10,524)
Joint venture financing	(1)
Long-term investments	(467)	(622)	(854)
Restricted long-term investments	(46)	(49)
Additions to intangible assets	(127)	(101)	(208)
Acquisitions	(644)	(106)	(394)
Proceeds from dispositions	1,379	146	85
Affiliate loans, net	(118)	59	13
Changes in restricted cash	(40)	13	(13)
Cash used in continuing operations	(5,192)	(7,933)	(11,895)
Cash provided by discontinued operations			4
Net investing activities	(5,192)	(7,933)	(11,891)
Financing activities
Net change in bank indebtedness and short-term borrowings	14	(588)	734
Net change in commercial paper and credit facility draws	(2,297)	1,507	4,212
Southern Lights project financing repayments			(1,519)
Debenture and term note issues - Southern Lights			1,507
Debenture and term note issues	4,080	3,767	5,414
Debenture and term note repayments	(1,946)	(1,023)	(1,348)
Contributions from noncontrolling interests	28	615	212
Distributions to noncontrolling interests	(720)	(680)	(535)
Contributions from redeemable noncontrolling interests	591	670	323
Distributions to redeemable noncontrolling interests	(202)	(114)	(79)
Preference shares issued	737		1,365
Common shares issued	2,260	57	478
Preference share dividends	(293)	(288)	(245)
Common share dividends	(1,150)	(950)	(749)
Net financing activities	1,102	2,973	9,770
Effect of translation of foreign denominated cash and cash equivalents	(19)	143	59
Increase/(decrease) in cash and cash equivalents	1,102	(246)	485
Cash and cash equivalents at beginning of year - continuing operations	1,015	1,261	756
Cash and cash equivalents at beginning of year - discontinued operations			20
Cash and cash equivalents at end of year	2,117	1,015	1,261
Cash and cash equivalents - continuing operations	2,117	1,015	1,261
Supplementary cash flow information
Income taxes paid	194	80	9
Interest paid	CAD 1,820	CAD 1,835	CAD 1,435